SHARE BASED COMPENSATION, Allocated Compensation expense (Q1) (Details) (Stock Options [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 75,348	$ 24,540	$ 149,170	$ 80,939
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	18,612	5,307	35,861	16,863
Selling, General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 56,736	$ 19,233	$ 113,309	$ 64,076